Repurchases of Common Stock - Narrative (Details) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 05, 2018	Dec. 31, 2017	Dec. 06, 2017
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount			$ 1,500,000,000
Number of Shares Repurchased		7,010,889
Total Purchase Price		$ 444,000,000
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Number of Shares Repurchased	12,300,000
Average Price Paid Per Share (usd per share)	$ 63.68
Total Purchase Price	$ 783,000,000
Repurchase authority remaining	$ 717,000,000